Significant accounting policies, judgments and estimation uncertainty - Share-based compensation (Details) - Stock Options	12 Months Ended
Jun. 30, 2018
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Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options vesting period	4 years
Stock options expiration period	7 years
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Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options expiration period	5 years